UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

SerenityShares Impact ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
Basic Materials - 6.0%
504	CF Industries Holdings, Inc.	$21,440
294	Compass Minerals International, Inc.	21,242
639	Ecolab, Inc.	85,741
1,828	Potash Corp of Saskatchewan, Inc. - ADR	37,748
579	Sociedad Quimica y Minera de Chile SA - ADR	34,375
253	Terra Nitrogen Co LP	20,192
799	The Mosaic Company	20,502
		241,240
Cyclical Consumer - 13.2%
935	Etsy, Inc. (a)	19,121
337	Expedia, Inc.	40,362
2,091	Pearson PLC - ADR	20,534
373	Tesla, Inc. (a)	116,133
80	The Priceline Group, Inc. (a)	139,019
1,307	The Walt Disney Company	140,516
586	TripAdvisor, Inc. (a)	20,194
1,677	Twitter, Inc. (a)	40,265
		536,144
Energy - 0.5%
295	First Solar, Inc. (a)	19,918
Finance - 11.7%
870	Aflac, Inc.	76,369
1,052	HCP, Inc. (b)	27,436
468	LTC Properties, Inc. (b)	20,381
1,531	Medical Properties Trust, Inc. (b)	21,097
266	National Health Investors, Inc. (b)	20,051
753	Omega Healthcare Investors, Inc. (b)	20,738
415	Potlatch Corporation (b)	20,708
651	Rayonier, Inc. (b)	20,591
1,083	Sabra Health Care REIT, Inc. (b)	20,328
1,072	Senior Housing Properties Trust (b)	20,529
1,062	The Western Union Company	20,189
489	Unum Group	26,841
799	Ventas, Inc. (b)	47,948
823	Welltower, Inc. (b)	52,483
1,683	Weyerhaeuser Company (b)	59,343
		475,032
Health Care - 16.6%
631	Acadia Healthcare Company, Inc. (a)	20,590
381	Amedisys, Inc. (a)	20,083
2,073	Brookdale Senior Living, Inc. (a)	20,108
84	Chemed Corporation	20,414
1,519	Danaher Corporation	140,994
402	DaVita, Inc. (a)	29,044
589	Envision Healthcare Corporation (a)	20,356
1,326	Fresenius Medical Care AG & Co KGaA - ADR	69,681
756	HCA Healthcare, Inc. (a)	66,407
412	HealthSouth Corporation	20,357
413	LifePoint Health, Inc. (a)	20,567

381	MEDNAX, Inc. (a)	20,361
274	Molina Healthcare, Inc. (a)	21,010
1,199	Select Medical Holdings Corporation (a)	21,162
577	Teladoc, Inc. (a)	20,108
1,340	Tenet Healthcare Corporation (a)	20,314
556	Tivity Health, Inc. (a)	20,322
203	Universal Health Services, Inc. - Class B	23,010
1,090	Zoetis, Inc.	78,524
		673,412
Industrials - 18.2%
834	Advanced Disposal Services, Inc. (a)	19,966
277	AGCO Corporation	19,786
252	Allegion PLC	20,049
195	Autoliv, Inc.	24,781
1,245	Chegg, Inc. (a)	20,318
376	Clean Harbors, Inc. (a)	20,379
1,183	Covanta Holding Corporation	19,993
693	Deere & Company	108,461
426	Donaldson Company, Inc.	20,853
286	EnerSys	19,914
297	Itron, Inc. (a)	20,255
2,012	Johnson Controls International PLC	76,677
253	MSA Safety, Inc.	19,613
396	Pentair PLC	27,965
732	Republic Services, Inc.	49,490
635	REV Group, Inc.	20,657
789	Rexnord Corporation (a)	20,530
296	Stericycle, Inc. (a)	20,125
419	Tetra Tech, Inc.	20,175
573	Waste Connections, Inc.	40,649
955	Waste Management, Inc.	82,416
267	Watts Water Technologies, Inc. - Class A	20,279
393	Xylem, Inc.	26,803
		740,134
Non-Cyclical - 10.5%
215	Bright Horizons Family Solutions, Inc. (a)	20,210
306	Bunge Ltd.	20,526
1,933	CVS Health Corporation	140,142
1,130	Darling Ingredients, Inc. (a)	20,487
1,507	Laureate Education, Inc. (a)	20,435
816	Sprouts Farmers Market, Inc. (a)	19,870
489	The Hain Celestial Group, Inc. (a)	20,729
406	United Natural Foods, Inc. (a)	20,004
1,952	Walgreens Boots Alliance, Inc.	141,754
		424,157

Technology - 12.8%
322	2U, Inc. (a)		20,772
545	Alarm.com Holdings, Inc. (a)		20,574
134	Alphabet, Inc. - Class C (a)		140,218
811	Apple, Inc.		137,246
544	Cree, Inc. (a)		20,204
801	Facebook, Inc. - Class A (a)		141,344
314	Maxar Technologies Ltd.		20,196
542	SolarEdge Technologies, Inc. (a)		20,352
			520,906
Utilities - 10.3%
301	Agrium, Inc.		34,615
1,828	Algonquin Power & Utilities Corporation		20,400
362	American States Water Company		20,963
394	American Water Works Company, Inc.		36,047
527	Aqua America, Inc.		20,674
970	Atlantica Yield PLC		20,574
684	Avangrid, Inc.		34,597
393	Avista Corporation		20,236
702	Brookfield Renewable Partners LP		24,507
463	California Water Service Group		20,997
1,985	Cia de Saneamento Basico do Estado de Sao Paulo - ADR		20,743
1,829	CPFL Energia SA - ADR		21,033
481	NextEra Energy Partners LP		20,736
1,084	NRG Yield, Inc. - Class C		20,488
318	Ormat Technologies, Inc.		20,339
930	Pattern Energy Group, Inc.		19,986
446	Portland General Electric Company		20,329
1,761	TerraForm Power, Inc.		21,062
			418,326
TOTAL COMMON STOCKS (Cost $4,091,373)			4,049,269

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
13,826	Invesco Short-Term Investment Trust - Government & Agency Portfolio Institutional Class, 1.17% (c)		13,826
TOTAL SHORT-TERM INVESTMENTS (Cost $13,826)			13,826
TOTAL INVESTMENTS - 100.1% (Cost $4,105,199)			4,063,095
Liabilities in Excess of Other Assets - (0.1)%			(4,928)
NET ASSETS - 100.0%			$4,058,167

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) Non-income producing security
	(b) Real Estate Investment Trust (REIT)
	(c) Annualized seven-day yield as of December 31, 2017
	The Fund’s security classifications are defined by Fund management.

	The cost basis of investments for federal income tax purposes at December 31, 2017 is as follows*:
	Cost of investments	$4,105,199
	Gross unrealized appreciation	80,236
	Gross unrealized depreciation	(122,340)
	Net unrealized depreciation	$(42,104)

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Valuation Measurements (unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on  Nasdaq will be valued at the  Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

SerenityShares Impact ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,049,269	$-	$-	$4,049,269
Short-Term Investments	13,826	-	-	13,826
Total Investments in Securities	$4,063,095	$-	$-	$4,063,095
^ See Schedule of Investments for industry breakouts.

For the period ended December 31, 2017, there were no transfers into or out of Level 1, 2, or 3. It is the Fund's policy to record transfers into or out of Levels at the end of the period.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)      /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date          2/20/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date          2/20/18

By (Signature and Title)*     /s/ Kristen M. Weitzel
   Kristen M. Weitzel, Treasurer (principal financial officer)

Date          2/20/18

* Print the name and title of each signing officer under his or her signature.